Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Accrued contract expenses	$ 2.1	$ 3.7
Accrued contract loss	$ 2.0	$ 0.7